MARKETABLE SECURITIES (Investments In Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 4,052	$ 4,020
Gross unrealized Gains	482	2,127
Gross unrealized Losses
Fair value	4,534	6,147
US Government treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	3,349
Gross unrealized Gains
Gross unrealized Losses
Fair value	3,349
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost	703	4,020
Gross unrealized Gains	482	2,127
Gross unrealized Losses
Fair value	$ 1,185	$ 6,147